Supplement dated February 3, 2017
to the Statement of Additional Information (the SAI), as supplemented, dated January 1, 2017, for the following funds (each a
Fund and together the Funds):
Fund
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Growth Fund
Columbia Adaptive Risk Allocation Fund
Columbia Disciplined Small Core Fund
Columbia Diversified Absolute Return Fund
Columbia Diversified Real Return Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia U.S. Treasury Index Fund
On January 25, 2017, the Fund's Board of Trustees approved the addition of Los Angeles Capital Management and Equity Research, Inc. to manage a portion of Active Portfolios® Multi-Manager Growth Fund's assets, effective on or about February 7, 2017 (the Effective Date). Accordingly, the following changes are hereby made to the Funds' SAI as of the Effective Date, except as otherwise stated:
The information under the heading "Glossary" in the "SAI Primer" section of the SAI is hereby revised to include the following term:
Los Angeles Capital	Los Angeles Capital Management and Equity Research, Inc.
The rest of the section remains the same.
The information for Active Portfolios® Multi-Manager Growth Fund in the "Subadvisers and Subadvisory Agreement Fee Schedules" table under the subsection "The Investment Manager and Subadvisers – Subadvisory Agreements" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced, and footnote M is added following the table, as follows:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule
For Funds with fiscal period ending March 31
AP – Growth Fund	Loomis Sayles (effective December 11, 2013)	B	0.27% for all assets
	Los Angeles Capital (effective February 7, 2017)	M	0.30% on the first $100 million declining to 0.13% as assets increase
M – Los Angeles Capital is located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, CA 90025. Los Angeles Capital is an employee owned, independent registered investment adviser. Los Angeles Capital was formed in 2002 and provides investment management and subadvisory services to institutional investors globally, mutual funds and pooled funds.
The rest of the section remains the same.
SUP910_00_012_(01/17)

As of the Effective Date for Active Portfolios® Multi-Manager Growth Fund, and effective immediately for each other Fund, the information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending January 31 – Information is as of January 31, 2016, unless otherwise noted
Diversified Real Return Fund	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$63.93 billion $20.43 million $8.78 million	None	None	Columbia Management	Columbia Management
	Anwiti Bahuguna(h)	22 RICs 22 PIVs 16 other accounts	$65.73 billion $2.38 billion $96.91 million	None	None
	Joshua Kutin(h)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None	None
	Dan Boncarosky(h)	3 RICs 2 other accounts	$133.01 million $0.18 million	None	None
For Funds with fiscal year ending March 31 – Information is as of March 31, 2016, unless otherwise noted
AP – Growth Fund	Columbia Management: Thomas M. Galvin	6 RICs 3 PIVs 2663 other accounts	$6.19 billion $342.23 million $5.15 billion	3 other accounts ($1 B)	None	Columbia Management	Columbia Management
	Richard A. Carter	6 RICs 3 PIVs 2667 other accounts	$6.19 billion $342.23 million $5.14 billion	3 other accounts ($1 B)	None
	Todd D. Herget	6 RICs 3 PIVs 2667 other accounts	$6.19 billion $342.23 million $5.13 billion	3 other accounts ($1 B)	None
	Loomis Sayles: Aziz Hamzaogullari	16 RICs 10 PIVs 82 other accounts	$12.9 billion $1.48 billion $7.78 billion	1 PIV ($7.78 B)	None	Loomis Sayles	Loomis Sayles
	Los Angeles Capital: Thomas Stevens(h)	13 RICs 12 PIVs 37 other accounts	$4.26 billion $4.33 billion $13.74 billion	1 RIC ($2.25 B) 4 PIVs ($2.58 B) 5 other accounts ($7.98 B)	None	Los Angeles Capital	Los Angeles Capital
	Hal Reynolds(h)	12 RICs 12 PIVs 37 other accounts	$4.18 billion $4.33 billion $13.74 billion	1 RIC ($2.25 B) 4 PIVs ($2.58 B) 5 other accounts ($7.98 B)	None
	Daniel Allen(h)	9 RICs 12 PIVs 37 other accounts	$1.18 billion $4.33 billion $13.74 billion	4 PIVs ($2.58 B) 5 other accounts ($7.98 B)	None
	Daniel Arche(h)	5 PIVs 13 other accounts	$2.66 billion $1.70 billion	2 PIVs ($1.93 B)	None
SUP910_00_012_(01/17)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2016, unless otherwise noted
U.S. Treasury Index Fund	Alan Erickson(h)	39 other accounts	$930.23 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
For Funds with fiscal year ending May 31 – Information is as of May 31, 2016, unless otherwise noted
Adaptive Risk Allocation Fund	Jeffrey L. Knight	23 RICs 3 PIVs 5 other accounts	$66.42 billion $526.68 million $15.57 million	None	over $1,000,000(a) $100,001 – $500,000(b)	Columbia Management; Columbia Management – FoF	Columbia Management
	Joshua Kutin	4 RICS 4 PIVS 8 other accounts	$729.16 million $25.60 million $10.12 million	None	None
Diversified Absolute Return Fund	Jeffrey L. Knight	23 RICs 3 PIVs 5 other accounts	$66.89 billion $526.68 million $15.57 million	None	$500,001 – $1,000,000(a)	Columbia Management	Columbia Management
	Brian Virginia	10 RICs 8 other accounts	$59.93 billion $2.56 million	None	None
	Joshua Kutin	4 RICS 4 PIVS 8 other accounts	$1.20 billion $25.60 million $10.12 million	None	None
	Alex Wilkinson(h)	1 other account	$0.004 million	None	None
For Funds with fiscal year ending August 31 – Information is as of August 31, 2016, unless otherwise noted
Disciplined Small Core Fund	Brian Condon	19 RICs 4 PIVs 44 other accounts	$13.01 billion $184.86 million $5.42 billion	None	$10,001-$50,000 (b)	Columbia Management	Columbia Management
	Peter Albanese(h)	7 RICs 3 PIVs 37 other accounts	$12.29 billion $134.69 million $5.53 billion	None	None
Mid Cap Growth Fund	George J. Myers	1 RIC 2 PIVs 9 other accounts	$420.97 million $210.62 million $16.18 million	None	$10,001 – $50,000(a) $10,001-$50,000(b)	Columbia Management	Columbia Management
	Brian D. Neigut	1 RIC 2 PIVs 8 other accounts	$420.97 million $210.62 million $15.36 million	None	$10,001 – $50,000(b)
	William Chamberlain	1 RIC 1 PIV 5 other accounts	$420.97 million $205.94 million $15.17 million	None	$10,001 – $50,000(b)
SUP910_00_012_(01/17)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Small Cap Growth Fund I	Daniel Cole	1 RIC 6 other accounts	$27.58 million $3.41 million	None	$10,001-$50,000 (a) $50,001-$100,000(b)	Columbia Management	Columbia Management
	Wayne M. Collette	1 RIC 1 PIV 5 other accounts	$27.58 million $4.69 million $3.93 million	None	None
	Lawrence W. Lin	1 RIC 1 PIV 8 other accounts	$27.58 million $4.69 million $2.07 million	None	$10,001 – $50,000(a) $1–$10,000(b)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(h)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2016.
The rest of the section remains the same.
The subsection "Potential Conflicts of Interest" in the "Investment Management and Other Services" section of the SAI is hereby revised to include the following:
Los Angeles Capital: Los Angeles Capital has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which Los Angeles Capital believes address the potential for conflicts of interest associated with managing portfolios for multiple clients to ensure that all clients are treated equitably and fairly. While each client account is managed individually, Los Angeles Capital will, at any given time, purchase and/or sell the same securities for a number of accounts.
When appropriate, Los Angeles Capital will aggregate trades in the same securities. In these situations, client accounts will receive the same execution price per share, which will reflect the average of multiple prices if the order was executed in multiple trades. Accounts participating in an aggregated trade will be charged a pro-rata share of the total commission charges. However, where a client has specified directed brokerage or a specific order strategy (e.g., market on-close), such transactions may not be aggregated with other orders and may result in commission rates and execution prices that differ from those obtained in an aggregated transaction. In addition, aggregated trades that are partially filled will generally be allocated on a pro-rata basis, subject to adjustments for factors such as available cash and maintenance of guideline weightings.
Los Angeles Capital’s portfolio managers may manage accounts that are charged a performance-based fee alongside accounts with standard asset-based fee schedules. While performance-based fee arrangements may be viewed as creating an incentive to favor certain accounts over others in the allocation of investment opportunities, Los Angeles Capital has designed and implemented procedures to ensure that all clients are treated fairly and equally, and to prevent conflicts from influencing the allocation of investment opportunities.
Los Angeles Capital regularly rotates the order for the trading of U.S. strategy accounts and non-U.S. strategy accounts. Given the number of different strategies, the customization of guidelines and turnover in accounts, the weekly trade lists for accounts vary from one account to the next. In a typical week, Los Angeles Capital will begin trading its U.S. strategy accounts followed shortly thereafter by its non-U.S. strategy accounts. While most accounts are traded weekly, some strategies are traded less frequently. Los Angeles Capital endeavors to complete the rebalancing of accounts to be traded within a trading week using alphas generated at the start of the trading week. Los Angeles Capital’s proprietary accounts may be traded in rotation with client accounts, after the trading of most client accounts, or on a particular day of the week depending on liquidity, size, model constraints and resource constraints. Los Angeles Capital’s proprietary accounts are invested in liquid securities. Investment personnel of Los Angeles Capital or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm's Code of Ethics.
SUP910_00_012_(01/17)

The rest of the section remains the same.
The subsection "Structure of Compensation" in the "Investment Management and Other Services" section of the SAI is hereby revised to include the following:
Los Angeles Capital: Los Angeles Capital’s portfolio managers participate in a competitive compensation program that is aimed at attracting and retaining talented employees with an emphasis on disciplined risk management, ethics and compliance-centered behavior. No component of Los Angeles Capital’s compensation policy or payment scheme is tied directly to the performance of one or more client portfolios or funds.
Each of Los Angeles Capital’s portfolio managers receives a base salary fixed from year to year. In addition, the portfolio managers participate in Los Angeles Capital’s profit sharing plan. The aggregate amount of the contribution to Los Angeles Capital’s profit sharing plan is based on overall firm profitability with amounts paid to individual employees based on their relative overall compensation. Each of the portfolio managers also are shareholders of Los Angeles Capital and receive compensation based upon the firm’s overall profits. Certain portfolio managers are also eligible to receive a discretionary bonus from Los Angeles Capital.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_012_(01/17)
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